Acquisitions - Summary of Acquisition Activity (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [abstract]
Businesses acquired	3
Investments in businesses	3
Total number of transactions	6
Businesses acquired	$ 228
Less: Cash acquired	(3)
Businesses acquired, net of cash	225
Contingent consideration payments	1
Investments in businesses	252
Total	$ 478